Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Inventories [line items]
Inventories expenses recognised as during period	€ 197.3	€ 163.2	€ 293.3	€ 231.2
Cost of Sales
Disclosure Of Inventories [line items]
Reversal of inventory write-down	€ (1.7)
Inventory write-down		€ 5.8	€ 4.7	€ 8.8